Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 2,146,618	$ 1,825,843
Ireland
Segment Reporting Information [Line Items]
Assets	880,378	766,120
Rest of Europe
Segment Reporting Information [Line Items]
Assets	504,418	337,062
United States
Segment Reporting Information [Line Items]
Assets	650,681	651,160
Other
Segment Reporting Information [Line Items]
Assets	$ 111,141	$ 71,501